Employee Benefit Plans - Benefit obligations in excess of fair value of plan assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Pension plans, defined benefit [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 1,243,852	$ 1,191,934
Service cost	3,602	3,427	$ 2,701
Interest cost	36,070	36,853	37,819
Plan participants' contribution	570	570
Actuarial (gain) loss	(69,602)	65,669
Net curtailment loss	113	132
Impact of foreign currency changes	(6,983)	15,545
Plan settlements	(63)	(410)
Net benefits paid	(70,839)	(69,868)
Benefit obligation at end of year	1,136,720	1,243,852	1,191,934
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	948,706	837,322
Actual (loss) return on plan assets(3)	(36,468)	117,188
Employer contribution(4)	122,492	52,386
Plan participants' contributions	570	570
Plan settlements	(63)	(410)
Impact of foreign currency changes	(5,822)	11,518
Net benefits paid	(70,839)	(69,868)
Fair value of plan assets at end of year	958,576	948,706	837,322
Unfunded status at end of year	(178,144)	(295,146)
Other postretirement benefit plans, defined benefit [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	98,675	112,451
Service cost	113	172	200
Interest cost	2,718	3,148	3,223
Plan participants' contribution	4,105	4,376
Actuarial (gain) loss	(6,353)	(5,516)
Net curtailment loss	0	0
Impact of foreign currency changes	0	0
Plan settlements	0	0
Net benefits paid	(16,351)	(15,956)
Benefit obligation at end of year	82,907	98,675	112,451
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual (loss) return on plan assets(3)	0	0
Employer contribution(4)	12,246	11,580
Plan participants' contributions	4,105	4,376
Plan settlements	0	0
Impact of foreign currency changes	0	0
Net benefits paid	(16,351)	(15,956)
Fair value of plan assets at end of year	0	0	$ 0
Unfunded status at end of year	$ (82,907)	$ (98,675)